DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Debt

	2017	2016
Beginning balance at January 1	$35,000	$35,000
Borrowings/additions	—	35,000
Repayments	—	(35,000)
Ending balance at December 31	$35,000	$35,000